Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 3,553,601
Charge for the year	462,588	$ 64,483	¥ 508,726	¥ 516,276
Ending balance	3,418,243	476,490	3,553,601
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,820,928		9,794,919
Additions	352,829		178,876
Disposal of subsidiary			(107,785)
Disposals	(16,213)		(30,811)
Write-off	(5,996)		(13,764)
Translation difference	5,455		(507)
Ending balance	10,157,003		9,820,928	9,794,919
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,267,327)		(5,799,175)
Charge for the year	483,266		527,556
Disposal of subsidiary			66,674
Disposals	15,523		24,922
Write-off	5,764		12,033
Impairment loss	7,332		44,667
Translation difference	2,122		(442)
Ending balance	(6,738,760)		(6,267,327)	(5,799,175)
Freehold land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,592
Ending balance	14,689	2,048	14,592
Freehold land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,056		14,654
Translation difference	123		402
Ending balance	15,179		15,056	14,654
Freehold land [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(464)		(477)
Translation difference	26		(13)
Ending balance	(490)		(464)	(477)
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,401,655
Ending balance	1,322,267	184,319	1,401,655
Buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,568,485		2,610,784
Additions	550		2,903
Disposal of subsidiary			(80,585)
Transfers	9,055		38,506
Write-off	(195)		(2,890)
Translation difference	2,862		(233)
Ending balance	2,580,757		2,568,485	2,610,784
Buildings and improvements [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,166,830)		(1,111,128)
Charge for the year	90,890		92,919
Disposal of subsidiary			44,274
Write-off	62		2,068
Impairment loss			9,162
Translation difference	832		(37)
Ending balance	(1,258,490)		(1,166,830)	(1,111,128)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	239,114
Ending balance	289,177	40,310	239,114
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	253,735		348,769
Additions	315,019		149,846
Transfers	(264,976)		(244,741)
Write-off	(203)
Translation difference	20		(139)
Ending balance	303,595		253,735	348,769
Construction in progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,621)		(14,060)
Write-off	203
Impairment loss			561
Ending balance	(14,418)		(14,621)	(14,060)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,829,082
Ending balance	1,729,300	241,058	1,829,082
Plant and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,655,861		6,471,846
Additions	23,613		18,676
Disposal of subsidiary			(21,632)
Disposals	(13,275)		(7,000)
Transfers	251,609		201,642
Write-off	(815)		(7,474)
Translation difference	1,277		(197)
Ending balance	6,918,270		6,655,861	6,471,846
Plant and machinery [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,826,779)		(4,419,261)
Charge for the year	368,070		402,554
Disposal of subsidiary			17,225
Disposals	12,794		5,456
Write-off	771		6,681
Impairment loss	7,332		34,458
Translation difference	354		(132)
Ending balance	(5,188,970)		(4,826,779)	(4,419,261)
Office furniture, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	41,417
Ending balance	38,720	5,397	41,417
Office furniture, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	234,144		232,329
Additions	12,734		7,151
Disposal of subsidiary			(5,568)
Disposals	(666)		(772)
Transfers	3,865		4,593
Write-off	(4,521)		(3,229)
Translation difference	1,110		(360)
Ending balance	246,666		234,144	232,329
Office furniture, fittings and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(192,727)		(179,987)
Charge for the year	19,439		21,568
Disposal of subsidiary			5,175
Disposals	610		687
Write-off	4,479		3,123
Impairment loss			438
Translation difference	869		(281)
Ending balance	(207,946)		(192,727)	(179,987)
Motor and transport vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,741
Ending balance	24,090	$ 3,358	27,741
Motor and transport vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	93,647		116,537
Additions	913		300
Disposals	(2,272)		(23,039)
Transfers	447
Write-off	(262)		(171)
Translation difference	63		20
Ending balance	92,536		93,647	116,537
Motor and transport vehicles [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(65,906)		(74,262)
Charge for the year	4,867		10,515
Disposals	2,119		18,779
Write-off	249		161
Impairment loss			48
Translation difference	41		21
Ending balance	¥ (68,446)		¥ (65,906)	¥ (74,262)